RELATED PARTY TRANSACTIONS AND BALANCES (Schedules of Balances and Transactions with Related Parties) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Balances with related parties:
Other accounts payable and accrued expenses (Note 5)	$ 16		$ 15
Amounts charged by related parties:
Cost of revenues	23	$ 23
Operating expenses	55	55
Total amounts charged by related parties	$ 78	$ 78